Receivable from Omnibus Accounts (Payable to Users), Net	12 Months Ended
Dec. 31, 2025
Receivable from Omnibus Accounts (Payable to Users), Net [Abstract]
RECEIVABLE FROM OMNIBUS ACCOUNTS (PAYABLE TO USERS), NET

NOTE 13 - RECEIVABLE FROM OMNIBUS ACCOUNTS (PAYABLE TO USERS), NET

	December 31,
	2025	2024

Users’ equity	(16,055,650)	(14,262,633)
Less - segregated user funds	15,974,640	14,209,606
Payable to users, net	(81,010)	(53,027)

Segregated user funds comprise: 1) user cash held in segregated bank accounts (“user money”) of $3,523,629 and $2,990,003; 2) user cryptoassets segregated in cryptoasset wallets of $4,304,381 and $5,774,727; and 3) user equities held in segregated accounts of $8,146,264 and $5,444,876, as of December 31, 2025 and 2024, respectively and 4) User margin balances related to futures positions of $366, as of December 31, 2025.